FLOW-THROUGH SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM
Schedule of flow-through share premium

	Issued	Issued	Issued	Issued	Issued
	June 4, 2020	June 10, 2020	April 8, 2021	August 24, 2021	November 25, 2021	Total
	$	$	$	$	$	$
Balance at December 31, 2019	—	—	—	—	—	—
Liability incurred on flow-through shares issued	1,697,704	259,915	—	—	—	1,957,619
Settlement of flow-through share premium on expenditures incurred	(1,536,893)	(235,295)	—	—	—	(1,772,188)
Balance at December 31, 2020	160,811	24,620	—	—	—	185,431
Liability incurred on flow-through shares issued	—	—	1,971,330	14,590,165	12,600,000	29,161,495
Settlement of flow-through share premium on expenditures incurred	(160,811)	(24,620)	(1,971,330)	(4,460,969)	—	(6,617,730)
Balance at December 31, 2021	—	—	—	10,129,196	12,600,000	22,729,196